Vessels, net - Impairment loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ (29,902)	$ 0	$ 0
m/v River Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(6,920)	0	0
m/v Sky Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(8,074)	0	0
m/v Star Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(7,197)	0	0
m/v Sun Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(4,797)	0	0
m/v Moon Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ (2,914)	$ 0	$ 0